Expense Example (USD $)	0 Months Ended
Jul. 01, 2013
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 653
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,086
Expense Example, with Redemption, 10 Years	1,769
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	659
Expense Example, with Redemption, 3 Years	822
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	1,812
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	522
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,102
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	851
Expense Example, with Redemption, 5 Years	1,089
Expense Example, with Redemption, 10 Years	1,773
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	661
Expense Example, with Redemption, 3 Years	826
Expense Example, with Redemption, 5 Years	1,143
Expense Example, with Redemption, 10 Years	1,816
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	2,106
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,091
Expense Example, with Redemption, 10 Years	1,775
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	658
Expense Example, with Redemption, 3 Years	854
Expense Example, with Redemption, 5 Years	1,089
Expense Example, with Redemption, 10 Years	1,760
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	664
Expense Example, with Redemption, 3 Years	830
Expense Example, with Redemption, 5 Years	1,142
Expense Example, with Redemption, 10 Years	1,802
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	942
Expense Example, with Redemption, 10 Years	2,093
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	658
Expense Example, with Redemption, 3 Years	854
Expense Example, with Redemption, 5 Years	1,089
Expense Example, with Redemption, 10 Years	1,760
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	659
Expense Example, with Redemption, 3 Years	857
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	1,771
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	665
Expense Example, with Redemption, 3 Years	833
Expense Example, with Redemption, 5 Years	1,147
Expense Example, with Redemption, 10 Years	1,813
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	2,103
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	660
Expense Example, with Redemption, 3 Years	861
Expense Example, with Redemption, 5 Years	1,102
Expense Example, with Redemption, 10 Years	1,791
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	660
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	1,779
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	666
Expense Example, with Redemption, 3 Years	836
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	1,824
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	952
Expense Example, with Redemption, 10 Years	2,114
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	660
Expense Example, with Redemption, 3 Years	864
Expense Example, with Redemption, 5 Years	1,112
Expense Example, with Redemption, 10 Years	1,818
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	660
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,105
Expense Example, with Redemption, 10 Years	1,800
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,132
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	660
Expense Example, with Redemption, 3 Years	914
Expense Example, with Redemption, 5 Years	1,264
Expense Example, with Redemption, 10 Years	2,247
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,080
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	1,084
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,086
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,070
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,070
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	1,082
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	1,103
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,094
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,133
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,113
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,596
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	1,335
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	1,338
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,340
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,324
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,324
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	1,336
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	1,357
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	1,347
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,386
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,367
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,839
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	872
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	876
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	878
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	862
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	862
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	874
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	896
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	886
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	926
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	906
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	$ 1,397